Accrued liabilities and payables (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Accrued liabilities and payables
Accrued administrative and operating expenses	$ 3,578	$ 3,004
Current tax payable	348	1,375
Refund liabilities	1,367	1,834
Current portion of advance for refundable value added tax	0	429
Accrued interest	2,836	604
Other accruals and payables	410	212
Total accrued liabilities and other payables	$ 8,539	$ 7,458